Quarterly Report
September 30, 2020
MFS®  Utilities Series
MFS® Variable Insurance Trust
VUF-Q3

Portfolio of Investments
9/30/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 95.5%
Cable TV – 2.8%
Charter Communications, Inc., “A” (a)	34,642	$21,628,386
Comcast Corp., “A”	58,516	2,706,950
NOS, SGPS S.A.	1,957,025	6,952,376
		$31,287,712
Natural Gas - Distribution – 5.1%
Atmos Energy Corp.	92,840	$8,874,576
China Resources Gas Group Ltd.	1,606,000	7,190,222
NiSource, Inc.	255,457	5,620,054
Sempra Energy	240,750	28,495,170
UGI Corp.	181,632	5,990,223
		$56,170,245
Natural Gas - Pipeline – 4.3%
Cheniere Energy, Inc. (a)	242,423	$11,216,912
Enterprise Products Partners LP	1,263,727	19,954,249
Equitrans Midstream Corp.	594,861	5,032,524
Magellan Midstream Partners LP	150,672	5,152,983
Plains All American Pipeline LP	1,107,018	6,619,968
		$47,976,636
Telecommunications - Wireless – 6.8%
Advanced Info Service Public Co. Ltd.	1,611,200	$8,694,760
American Tower Corp., REIT	22,789	5,508,785
Cellnex Telecom S.A.	330,631	20,094,353
KDDI Corp.	366,600	9,273,497
Mobile TeleSystems PJSC, ADR	570,948	4,984,376
Rogers Communications, Inc., “B”	252,079	9,999,484
SBA Communications Corp., REIT	17,834	5,679,772
T-Mobile USA, Inc. (a)	95,439	10,914,404
		$75,149,431
Telephone Services – 2.5%
Hellenic Telecommunications Organization S.A.	456,191	$6,584,140
Tele2 AB, “B” (l)	228,389	3,224,701
Telesites S.A.B. de C.V. (a)	6,004,200	5,403,685
TELUS Corp.	671,409	11,814,136
		$27,026,662
Utilities - Electric Power – 74.0%
AES Corp.	1,052,221	$19,055,722
ALLETE, Inc.	116,551	6,030,349
Alliant Energy Corp.	263,017	13,584,828
AltaGas Ltd. (l)	548,670	6,625,822
American Electric Power Co., Inc.	413,314	33,780,153
CenterPoint Energy, Inc.	204,910	3,965,008
CenterPoint Energy, Inc. (a)(z)	657,518	12,722,973
CLP Holdings Ltd.	711,000	6,627,425
Dominion Energy, Inc.	649,546	51,268,666
DTE Energy Co.	253,128	29,119,845
Duke Energy Corp.	531,903	47,105,330
E.ON SE	244,981	2,707,985
Edison International	590,076	29,999,464
EDP Renovaveis S.A.	3,666,299	60,781,517
Electricite de France S.A.	107,996	1,142,871
Emera, Inc. (l)	322,620	13,253,212

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Utilities - Electric Power – continued
Enel S.p.A.	4,117,443	$35,752,380
Energias de Portugal S.A.	2,716,494	13,360,877
Entergy Corp.	256,321	25,255,308
Equatorial Energia S.A.	1,108,100	4,179,127
Evergy, Inc.	357,231	18,154,479
Exelon Corp.	1,389,145	49,675,827
FirstEnergy Corp.	700,927	20,123,614
Iberdrola S.A.	2,375,171	29,233,207
National Grid PLC	1,822,543	20,980,591
Neoenergia S.A.	878,200	2,655,289
NextEra Energy Partners LP	94,771	5,682,469
NextEra Energy, Inc.	324,592	90,093,755
PG&E Corp. (a)	2,605,840	24,468,838
Pinnacle West Capital Corp.	154,676	11,531,096
Portland General Electric Co.	48,145	1,709,147
Public Service Enterprise Group, Inc.	598,419	32,859,187
RWE AG	426,356	15,986,194
Southern Co.	505,978	27,434,127
SSE PLC	1,375,683	21,443,347
Vistra Corp.	1,465,097	27,631,730
		$815,981,759
Total Common Stocks		$1,053,592,445
Convertible Preferred Stocks – 3.1%
Natural Gas - Distribution – 1.1%
Sempra Energy	64,703	$6,370,010
Sempra Energy	64,868	6,357,713
		$12,727,723
Utilities - Electric Power – 2.0%
CenterPoint Energy, Inc., 7%	442,384	$16,120,473
DTE Energy Co.	64,750	2,924,110
NextEra Energy, Inc.	64,600	3,015,528
		$22,060,111
Total Convertible Preferred Stocks		$34,787,834
Investment Companies (h) – 1.4%
Money Market Funds – 1.4%
MFS Institutional Money Market Portfolio, 0.1% (v)	15,253,278	$15,253,278
Collateral for Securities Loaned – 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.09% (j)	41,610	$41,610

Other Assets, Less Liabilities – (0.0)%		(475,286)
Net Assets – 100.0%		$1,103,199,881
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $15,253,278 and $1,088,421,889, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
CenterPoint Energy, Inc.	5/07/20	$10,572,889	$12,722,973
% of Net assets			1.2%
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
SEK	Swedish Krona
Derivative Contracts at 9/30/20
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
CAD	1,299,006	USD	961,779	Brown Brothers Harriman	10/16/2020	$13,826
CAD	776,120	USD	580,857	Citibank N.A.	10/16/2020	2,039
CAD	2,872	USD	2,143	Credit Suisse Group	10/16/2020	14
CAD	401,762	USD	295,392	Merrill Lynch International	10/16/2020	6,348
CAD	35,025	USD	26,027	Morgan Stanley Capital Services, Inc.	10/16/2020	278
CAD	939,462	USD	696,290	State Street Bank Corp.	10/16/2020	9,283
EUR	145,692	USD	166,682	BNP Paribas S.A.	10/16/2020	4,184
EUR	490,255	USD	554,654	Citibank N.A.	10/16/2020	20,312
EUR	987,361	USD	1,122,212	Citibank N.A.	10/23/2020	35,921
EUR	804,153	USD	932,736	Credit Suisse Group	10/16/2020	10,365
EUR	2,499,633	USD	2,856,938	Merrill Lynch International	10/16/2020	74,604
EUR	216,937	USD	246,517	Merrill Lynch International	10/23/2020	7,942
GBP	293,071	USD	369,231	Merrill Lynch International	10/16/2020	8,960
USD	252,225	CAD	334,558	Morgan Stanley Capital Services, Inc.	10/16/2020	958
USD	365,105	EUR	310,817	Citibank N.A.	10/16/2020	583
USD	69,473,580	EUR	58,647,884	HSBC Bank	12/21/2020	585,592
USD	1,435,470	EUR	1,210,149	Merrill Lynch International	10/16/2020	16,221
USD	2,075,221	EUR	1,758,050	Morgan Stanley Capital Services, Inc.	10/16/2020	13,400
USD	866,189	GBP	665,846	Citibank N.A.	10/16/2020	6,956
USD	1,115,321	GBP	861,579	HSBC Bank	10/16/2020	3,506
USD	1,065,857	GBP	808,962	Merrill Lynch International	10/16/2020	21,941
USD	58,069	SEK	503,934	Brown Brothers Harriman	10/16/2020	1,792
						$845,025
Liability Derivatives
CAD	1,905,967	USD	1,435,583	Citibank N.A.	10/16/2020	$(4,125)
CAD	1,875,134	USD	1,422,806	Merrill Lynch International	10/16/2020	(14,507)
CAD	36,219	USD	27,450	Morgan Stanley Capital Services, Inc.	10/16/2020	(248)
CAD	660,784	USD	497,623	State Street Bank Corp.	10/16/2020	(1,349)
EUR	129,420	USD	152,877	BNP Paribas S.A.	10/16/2020	(1,095)
EUR	1,074,871	USD	1,272,154	Brown Brothers Harriman	10/16/2020	(11,557)
EUR	2,017,664	USD	2,386,003	Citibank N.A.	10/16/2020	(19,709)
EUR	136,736	USD	161,655	HSBC Bank	10/16/2020	(1,292)
EUR	126,325	USD	150,563	Merrill Lynch International	10/16/2020	(2,411)

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives − continued
EUR	19,594	USD	23,080	Morgan Stanley Capital Services, Inc.	10/16/2020	$(102)
EUR	394,272	USD	471,157	State Street Bank Corp.	10/16/2020	(8,759)
GBP	2,115,000	USD	2,820,071	Brown Brothers Harriman	10/16/2020	(90,793)
SEK	7,816,317	USD	882,853	Brown Brothers Harriman	10/16/2020	(9,971)
SEK	8,059,274	USD	918,344	State Street Bank Corp.	10/16/2020	(18,330)
USD	30,833,664	CAD	41,977,875	BNP Paribas S.A.	10/16/2020	(693,376)
USD	89,028	CAD	119,347	Merrill Lynch International	10/16/2020	(606)
USD	43,297,056	EUR	38,290,033	HSBC Bank	10/16/2020	(1,609,069)
USD	15,963,098	EUR	14,050,000	JPMorgan Chase Bank N.A.	10/23/2020	(516,962)
USD	723,338	EUR	621,642	Merrill Lynch International	10/16/2020	(5,717)
USD	26,926,527	GBP	21,318,823	Goldman Sachs International	10/16/2020	(584,110)
USD	3,885,287	SEK	35,392,360	JPMorgan Chase Bank N.A.	10/16/2020	(67,133)
						$(3,661,221)
At September 30, 2020, the fund had cash collateral of $880,000 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/20 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of September 30, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$746,711,732	$12,722,973	$—	$759,434,705
Portugal	81,094,770	—	—	81,094,770
Spain	—	49,327,560	—	49,327,560
United Kingdom	21,443,347	20,980,591	—	42,423,938
Canada	41,692,654	—	—	41,692,654
Italy	—	35,752,380	—	35,752,380
Germany	18,694,179	—	—	18,694,179
Japan	—	9,273,497	—	9,273,497
Thailand	—	8,694,760	—	8,694,760
Other Countries	24,949,488	17,042,348	—	41,991,836
Mutual Funds	15,294,888	—	—	15,294,888
Total	$949,881,058	$153,794,109	$—	$1,103,675,167
Other Financial Instruments
Forward Foreign Currency Exchange Contracts – Assets	$—	$845,025	$—	$845,025
Forward Foreign Currency Exchange Contracts – Liabilities	—	(3,661,221)	—	(3,661,221)
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Securities Lending Collateral
At September 30, 2020, the value of securities loaned was $6,041,258. These loans were collateralized by cash of $41,610 and U.S. Treasury Obligations (held by the lending agent) of $6,354,390.
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$13,336,599	$159,890,942	$157,975,781	$1,518	$—	$15,253,278
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$66,354	$—
(4) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2020, are as follows:
United States	70.2%
Portugal	7.3%
Spain	4.5%
United Kingdom	3.8%
Canada	3.8%
Italy	3.2%
Germany	1.7%
Japan	0.8%
Thailand	0.8%
Other Countries	3.9%
The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

Supplemental Information (unaudited) – continued
(5) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund's investments and the fund's performance.